Note 6 - Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments for the next four years are as follows:
Year	Amount
2015	$28,278
2016	35,423
2017	37,208
2018	6,251
$107,160
Future minimum lease payments for the next four years is as follows:
Year	Amount
2015	$28,278
2016	35,423
2017	37,208
2018	6,251
$107,160